Government Loans (Details)	Jan. 31, 2024 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Government Loans [Line Items]
Government loan (in Yuan Renminbi) | ¥	¥ 4,000,000
Non-current liabilities included interest-free government loans		$ 1,116,757	$ 1,100,837
Government Assistance, Other [Member]
Government Loans [Line Items]
Non-current liabilities included interest-free government loans		$ 1,116,757	$ 1,100,837